Financial instruments - Schedule of Material Differences Between the Fair Value and Carrying Amount (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	$ 1,103,680	$ 1,099,932
Fair Value	1,040,886	1,181,317
Senior Secured First Lien Term Loan Facility
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	1,032,114	1,031,565
Fair Value	973,087	1,108,552
2025 Convertible Bonds
Disclosure in tabular form of carrying amount and financial amount of certain borrowings [line items]
Carrying Amount	71,566	68,367
Fair Value	$ 67,799	$ 72,765